SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated November 2, 2021
to the Class F Shares Prospectus, dated January 31, 2021, as amended on July 2, 2021
("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

On November 1, 2021, the allocated portion of the Funds' investments managed by Wells Capital Management Incorporated will be managed by Allspring Global Investments, LLC. There are no anticipated changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Wells Capital Management Incorporated" are hereby deleted and replaced with "Allspring Global Investments, LLC" and all abbreviations for "WellsCap" are hereby deleted and replaced with "Allspring" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1370 (11/21)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated November 2, 2021
to the Class I Shares Prospectus, dated January 31, 2021, as amended on July 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

On November 1, 2021, the allocated portion of the Funds' investments managed by Wells Capital Management Incorporated will be managed by Allspring Global Investments, LLC. There are no anticipated changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Wells Capital Management Incorporated" are hereby deleted and replaced with "Allspring Global Investments, LLC" and all abbreviations for "WellsCap" are hereby deleted and replaced with "Allspring" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1371 (11/21)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated November 2, 2021
to the Class Y Shares Prospectus, dated January 31, 2021, as amended on May 27, 2021 and
July 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

On November 1, 2021, the allocated portion of the Funds' investments managed by Wells Capital Management Incorporated will be managed by Allspring Global Investments, LLC. There are no anticipated changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Wells Capital Management Incorporated" are hereby deleted and replaced with "Allspring Global Investments, LLC" and all abbreviations for "WellsCap" are hereby deleted and replaced with "Allspring" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1372 (11/21)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated November 2, 2021
to the Statement of Additional Information, dated January 31, 2021, as amended on July 2, 2021, July 27, 2021 and October 22, 2021 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

On November 1, 2021, the allocated portion of the Funds' investments managed by Wells Capital Management Incorporated will be managed by Allspring Global Investments, LLC. There are no anticipated changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, all references to "Wells Capital Management Incorporated" are hereby deleted and replaced with "Allspring Global Investments, LLC" and all abbreviations for "WellsCap" are hereby deleted and replaced with "Allspring" in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Wells Capital Management Incorporated is hereby deleted and replaced with the following:

ALLSPRING GLOBAL INVESTMENTS, LLC—Allspring Global Investments, LLC "Allspring" serves as Sub-Adviser to the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility and Core Fixed Income Funds. Allspring is a Delaware limited liability company. Its predecessor, Wells Capital Management Incorporated ("WellsCap") became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981. WellsCap was sold to a holding company affiliated with GTCR LLC and of Reverence Capital Partners, L.P. and established as Allspring in 2021.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1373 (11/21)